Quarterly Holdings Report
for

Fidelity® SAI U.S. Low Volatility Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV1-QTLY-0920
1.9866137.105

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	3,685,373	$109,013,333
Cogent Communications Group, Inc.	30,574	2,755,023
Verizon Communications, Inc.	1,993,052	114,560,629
		226,328,985
Entertainment - 0.4%
The Walt Disney Co.	142,300	16,640,562
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	28,756	42,787,490
Media - 0.5%
Cable One, Inc.	3,687	6,719,779
Interpublic Group of Companies, Inc.	264,672	4,777,330
Omnicom Group, Inc.	159,732	8,582,400
Sirius XM Holdings, Inc.	349,977	2,057,865
		22,137,374
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	279,310	29,992,308

TOTAL COMMUNICATION SERVICES		337,886,719

CONSUMER DISCRETIONARY - 13.0%
Distributors - 0.2%
Pool Corp.	27,228	8,623,108
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	42,507	4,558,451
Hotels, Restaurants & Leisure - 4.8%
Domino's Pizza, Inc.	28,369	10,967,739
Dunkin' Brands Group, Inc.	60,487	4,157,272
McDonald's Corp.	535,082	103,955,731
Starbucks Corp.	862,527	66,009,191
Texas Roadhouse, Inc. Class A	45,365	2,549,059
Yum! Brands, Inc.	220,890	20,112,035
		207,751,027
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	28,923	91,532,040
Multiline Retail - 1.7%
Dollar General Corp.	186,798	35,566,339
Target Corp.	276,398	34,792,980
		70,359,319
Specialty Retail - 2.4%
AutoZone, Inc. (a)	17,402	21,011,523
Burlington Stores, Inc. (a)	48,381	9,095,628
O'Reilly Automotive, Inc. (a)	55,256	26,378,109
TJX Companies, Inc.	889,685	46,254,723
		102,739,983
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	753,761	73,574,611

TOTAL CONSUMER DISCRETIONARY		559,138,539

CONSUMER STAPLES - 9.1%
Beverages - 1.3%
PepsiCo, Inc.	379,354	52,221,872
The Coca-Cola Co.	52,958	2,501,736
		54,723,608
Food & Staples Retailing - 2.6%
Walmart, Inc.	863,329	111,714,773
Food Products - 1.1%
Hormel Foods Corp.	204,047	10,377,830
Lancaster Colony Corp.	14,519	2,302,568
McCormick & Co., Inc. (non-vtg.)	90,663	17,670,219
The Hershey Co.	108,811	15,822,208
The J.M. Smucker Co.	18,544	2,027,786
		48,200,611
Household Products - 4.1%
Church & Dwight Co., Inc.	180,053	17,344,505
Clorox Co. (b)	92,080	21,777,841
Procter & Gamble Co.	1,041,548	136,567,774
		175,690,120

TOTAL CONSUMER STAPLES		390,329,112

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Exxon Mobil Corp.	682,339	28,712,825
FINANCIALS - 9.3%
Banks - 1.1%
Commerce Bancshares, Inc.	75,753	4,337,617
Credicorp Ltd. (United States)	48,941	6,223,827
U.S. Bancorp	1,038,001	38,239,957
		48,801,401
Capital Markets - 2.9%
Cboe Global Markets, Inc.	80,967	7,100,806
CME Group, Inc.	262,924	43,692,710
FactSet Research Systems, Inc.	23,866	8,264,796
Intercontinental Exchange, Inc.	408,559	39,540,340
MarketAxess Holdings, Inc.	27,697	14,311,040
The NASDAQ OMX Group, Inc.	83,797	11,003,384
		123,913,076
Insurance - 5.3%
AFLAC, Inc.	536,023	19,066,338
Allstate Corp.	236,594	22,332,108
American Financial Group, Inc.	51,224	3,112,882
Arch Capital Group Ltd. (a)	295,992	9,101,754
Arthur J. Gallagher & Co.	136,850	14,710,007
Brown & Brown, Inc.	171,575	7,801,515
Chubb Ltd.	332,505	42,307,936
Erie Indemnity Co. Class A	13,558	2,848,807
Everest Re Group Ltd.	29,783	6,516,223
Hanover Insurance Group, Inc. (b)	18,570	1,891,912
Loews Corp.	186,808	6,801,679
Marsh & McLennan Companies, Inc.	368,585	42,977,011
Progressive Corp.	409,425	36,987,455
Selective Insurance Group, Inc.	43,391	2,357,867
W.R. Berkley Corp.	106,460	6,573,905
		225,387,399

TOTAL FINANCIALS		398,101,876

HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 4.3%
Danaher Corp.	140,408	28,615,150
Medtronic PLC	952,230	91,871,150
ResMed, Inc.	105,491	21,362,982
Stryker Corp.	219,891	42,504,930
		184,354,212
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	411,298	124,532,808
Pharmaceuticals - 7.6%
Eli Lilly & Co.	619,899	93,164,621
Johnson & Johnson	916,952	133,654,924
Merck & Co., Inc.	273,770	21,967,305
Pfizer, Inc.	2,002,786	77,067,205
		325,854,055

TOTAL HEALTH CARE		634,741,075

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.4%
Harris Corp.	12,104	2,037,466
Lockheed Martin Corp.	170,499	64,614,006
Northrop Grumman Corp.	114,471	37,204,220
		103,855,692
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	99,237	9,300,492
Expeditors International of Washington, Inc.	124,949	10,559,440
		19,859,932
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	154,545	13,484,051
Rollins, Inc.	103,306	5,413,234
Waste Management, Inc.	286,361	31,385,166
		50,282,451
Industrial Conglomerates - 1.0%
3M Co.	146,216	22,001,122
Honeywell International, Inc.	135,699	20,269,360
		42,270,482
Machinery - 0.3%
Graco, Inc.	122,378	6,515,405
Toro Co.	78,217	5,580,783
		12,096,188
Professional Services - 0.6%
Exponent, Inc. (b)	38,027	3,196,550
Verisk Analytics, Inc.	120,234	22,689,358
		25,885,908
Trading Companies & Distributors - 0.1%
Watsco, Inc. (b)	23,953	5,654,585

TOTAL INDUSTRIALS		259,905,238

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	43,179	5,868,026
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	216,533	22,900,530
Dolby Laboratories, Inc. Class A	41,805	2,909,628
		25,810,158
IT Services - 12.1%
Accenture PLC Class A	463,814	104,256,111
Akamai Technologies, Inc. (a)	118,564	13,331,336
Amdocs Ltd.	99,696	6,191,122
Automatic Data Processing, Inc.	317,459	42,193,476
Broadridge Financial Solutions, Inc.	83,733	11,248,691
Fidelity National Information Services, Inc.	450,916	65,973,520
Fiserv, Inc. (a)	419,008	41,812,808
Genpact Ltd.	112,359	4,474,135
Jack Henry & Associates, Inc.	56,448	10,064,678
MasterCard, Inc. Class A	217,484	67,100,339
Maximus, Inc.	46,942	3,483,566
Paychex, Inc.	233,712	16,808,567
Visa, Inc. Class A	696,767	132,664,437
		519,602,786
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	1,965,981	93,836,273
Software - 5.6%
Check Point Software Technologies Ltd. (a)	86,008	10,781,103
Citrix Systems, Inc.	1,856	264,963
Intuit, Inc.	113,964	34,915,151
j2 Global, Inc. (a)(b)	33,955	1,925,928
Microsoft Corp.	675,058	138,393,641
Oracle Corp.	840,716	46,617,702
Tyler Technologies, Inc. (a)	28,602	10,218,065
		243,116,553
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	341,820	145,287,169

TOTAL INFORMATION TECHNOLOGY		1,033,520,965

MATERIALS - 4.3%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	160,993	46,145,424
Ecolab, Inc.	183,147	34,263,141
Linde PLC	394,113	96,601,037
NewMarket Corp.	5,419	2,031,095
		179,040,697
Containers & Packaging - 0.2%
Aptargroup, Inc.	46,907	5,403,686
Silgan Holdings, Inc.	56,888	2,175,966
		7,579,652

TOTAL MATERIALS		186,620,349

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	35,223	2,358,884
American Tower Corp.	249,651	65,256,275
AvalonBay Communities, Inc.	101,978	15,614,871
CoreSite Realty Corp.	27,639	3,566,813
Crown Castle International Corp.	305,027	50,848,001
CubeSmart	141,904	4,210,292
Equity Lifestyle Properties, Inc.	133,527	9,122,565
Essex Property Trust, Inc.	48,247	10,650,043
Extra Space Storage, Inc.	94,996	9,816,887
Gaming & Leisure Properties	1,462	52,939
Mid-America Apartment Communities, Inc.	83,260	9,923,759
National Retail Properties, Inc.	125,266	4,440,680
PS Business Parks, Inc.	14,678	2,024,830
Public Storage	110,204	22,027,576
Realty Income Corp.	237,978	14,290,579
WP Carey, Inc.	117,920	8,415,950
		232,620,944
UTILITIES - 5.1%
Electric Utilities - 2.5%
Allete, Inc.	37,728	2,237,270
Duke Energy Corp.	532,433	45,118,372
Evergy, Inc.	88,798	5,756,774
Eversource Energy	200,018	18,015,621
Pinnacle West Capital Corp.	82,086	6,819,705
Portland General Electric Co.	65,257	2,879,791
Xcel Energy, Inc.	382,995	26,441,975
		107,269,508
Gas Utilities - 0.1%
Atmos Energy Corp.	35,274	3,738,691
Spire, Inc.	36,301	2,238,320
		5,977,011
Multi-Utilities - 2.1%
CMS Energy Corp.	207,294	13,304,129
Consolidated Edison, Inc.	242,794	18,653,863
Dominion Energy, Inc.	371,561	30,107,588
DTE Energy Co.	38,974	4,506,564
WEC Energy Group, Inc.	230,373	21,945,332
		88,517,476
Water Utilities - 0.4%
American Water Works Co., Inc.	132,027	19,443,616

TOTAL UTILITIES		221,207,611

TOTAL COMMON STOCKS
(Cost $3,596,968,765)		4,282,785,253
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $479,828)	480,000	479,881
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.14% (d)	45,153,770	$45,167,316
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	15,264,344	15,265,871
TOTAL MONEY MARKET FUNDS
(Cost $60,430,846)		60,433,187
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,657,879,439)		4,343,698,321
NET OTHER ASSETS (LIABILITIES) - (1.0)%(f)		(44,785,451)
NET ASSETS - 100%		$4,298,912,870

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	75	Sept. 2020	$12,238,125	$853,821	$853,821
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	Sept. 2020	4,093,100	281,276	281,276
TOTAL FUTURES CONTRACTS					$1,135,097

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $479,881.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $1,615,943 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$126,126
Fidelity Securities Lending Cash Central Fund	78,511
Total	$204,637

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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